PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.              PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	4,856	17,147	2,752
Staff field advances	1,986	1,444	232
Other deposit and receivables	16,570	12,649	2,030

	23,412	31,240	5,014

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.